Note 5 - Convertible Debenture (Detail) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
May 18, 2011 Asher Convertible Note [Member]
Debt Instrument, Face Amount		$ 45,000
Debt Conversion, Converted Instrument, Amount	35,750
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	23,051,783
Convertible Notes Payable	500
December 12, 2011 Asher Convertible Note [Member]
Debt Instrument, Face Amount	8,750
Convertible Notes Payable	$ 8,750